SUMMARY OF THE COMPANYS WARRANTS ACTIVITIES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Number of Warrant Shares [Member]
Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	737,856
Granted	6,713,918	5,233,177
Canceled	0	0
Exercised	(2,732,799)	0
Expired	0	0
Balance	9,952,152	5,233,177	0
Earned and exercisable	9,952,152	5,233,177
Unvested	0	0
Exercise Price Range Per Share [Member]
Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	0.20
Granted		0.25
Granted with minimum exercise price range	0.20
Granted with maximum exercise price range	0.25
Canceled	0	0
Exercised	0.20	0
Expired	0	0
Balance		0.25	0
Earned and exercisable		0.25
Earned And Exercisable With Maximum Exercise Price Range	0.25
Earned And Exercisable With Minimum Exercise Price Range	0.20
Unvested	0	0
Average Exercise Price [Member]
Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	0.20
Granted	0.23	0.25
Canceled	0	0
Exercised	0	0
Expired	0	0
Balance	0.23	0.25	0
Earned and exercisable	0.23	0.25
Unvested	0	0
Fair Value at Date of Issuance [Member]
Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	0
Granted	183,007	620,350
Balance	803,332	620,350	0
Earned and exercisable	803,332	620,350
Unvested	0	0
Aggregate Intrinsic Value [Member]
Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	0
Granted	0	0
Canceled	0	0
Exercised	0	0
Expired	0	0
Balance	0	0	0
Earned and exercisable	0	0
Unvested	0	0